SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedules of Concentration of Risk, by Risk Factor (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Customer A [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	$ 586,824	$ 700,000
Concentration Risk, Percentage	67.30%	37.50%
Customer A [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
Gross Revenue Generated	0
Customer B [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	100,000	0
Concentration Risk, Percentage	11.50%	0.00%
Customer B [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	54.50%
Gross Revenue Generated	1,000,000
Customer A & B [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	686,824	700,000
Concentration Risk, Percentage	78.80%	37.50%
Customer A & B [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	54.50%
Gross Revenue Generated	1,000,000
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	868,252	1,864,506
Concentration Risk, Percentage	100.00%	100.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%
Gross Revenue Generated	$ 1,836,427